Minimum Future Rentals	12 Months Ended
Dec. 31, 2011
Minimum Future Rentals
10.	Minimum Future Rentals

The Company’s real estate investments are leased under noncancelable triple-net operating leases. Under the provisions of the leases, the Company receives fixed minimum monthly rentals, generally with annual increases, and the operators are responsible for the payment of all operating expenses, including repairs and maintenance, insurance, and real estate taxes of the property throughout the term of the leases.

At December 31, 2011, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2012	$107,432,234
2013	111,436,447
2014	110,012,490
2015	109,992,794
2016	108,497,485
Thereafter	514,788,003

$1,062,159,453

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Minimum Future Rentals

10. Minimum Future Rentals

The Partnership’s real estate investments are leased under noncancelable triple-net operating leases. Under the provisions of the leases, the Partnership receives fixed minimum monthly rentals, generally with annual increases, and the operators are responsible for the payment of all operating expenses, including repairs and maintenance, insurance, and real estate taxes of the property throughout the term of the leases.

At December 31, 2011, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2012	$107,432,234
2013	111,436,447
2014	110,012,490
2015	109,992,794
2016	108,497,485
Thereafter	514,788,003

$1,062,159,453